UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-05639

                 Pacholder High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

        8044 Montgomery Road, Suite 555, Cincinnati, OH               45236
(Address of principal executive offices)                         (Zip code)

         Pacholder High Yield Fund, Inc., 8044 Montgomery Road, Suite 555, Cincinnati, OH 45236
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-480-4111

Date of fiscal year end:    June 30

Date of reporting period:	July 1, 2006 through June 30, 2007

Item 1. Proxy Voting Record.

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FORM N-Px REPORT
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ICA File Number: 811-05639

Reporting Period: 07/01/2006 - 06/30/2007

Pacholder High Yield Fund, Inc.

=========== PACHOLDER HIGH YIELD FUND, INC. ===========

ADELPHIA COMMUNICATIONS CORP.

Ticker: ADELQ	Security ID: 006848AW5
Meeting Date: NOV 27, 2006	Meeting Type: Written Consent
Record Date: OCT 18, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE PLAN	None	For	Management

BALLY TOTAL FITNESS HOLDING CORP.

Ticker: BFT	Security ID: 05873K108
Meeting Date: DEC 19, 2006	Meeting Type: Annual
Record Date: NOV 13, 2006

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Don R. Kornstein	For	For	Management
2	Ratify Auditors	For	For	Management
3	Approve Omnibus Stock Plan	For	For	Management

TIME WARNER CABLE INC

Ticker: TWC	Security ID: 88732J108
Meeting Date: MAY 23, 2007	Meeting Type: Annual
Record Date: MAR 27, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director David C. Chang	For	For	Management
1.2	Elect Director James E. Copeland, Jr.	For	For	Management
2	Ratify Auditors	For	For	Management
3	Approve Omnibus Stock Plan	For	For	Management
4	Approve Executive Incentive Bonus Plan	For	For	Management

XO HOLDINGS, INC.

Ticker: XOHO	Security ID: 98417K106
Meeting Date: JUN 12, 2007	Meeting Type: Annual
Record Date: APR 23, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Carl C. Icahn	For	Withhold	Management
1.2	Elect Director Carl J. Grivner	For	Withhold	Management
1.3	Elect Director Peter Shea	For	Withhold	Management
1.4	Elect Director Adam Dell	For	For	Management
1.5	Elect Director Fredrik C. Gradin	For	For	Management
1.6	Elect Director Vincent J. Intrieri	For	Withhold	Management
1.7	Elect Director Robert L. Knauss	For	For	Management
1.8	Elect Director Keith Meister	For	Withhold	Management

========== END NPX REPORT ==========

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacholder High Yield Fund, Inc.

By (Signature and Title)	/s/ Gary J. Madich

Gary J. Madich, President

Date	August 22, 2007

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*	/s/ Gary J. Madich
Gary J. Madich, President

Date	August 22, 2007

* Print the name and title of each signing officer under his or her signature.